Shareholders’ Equity - Ordinary Shares (Details) - Ordinary shares	Sep. 30, 2018 $ / shares shares	Jun. 22, 2018 £ / shares	Jun. 22, 2018 $ / shares	Sep. 30, 2017 $ / shares shares
Class of Stock
Common stock, shares authorized (shares)	200,000,000			37,426,509
Common stock, par value (usd per share) | (per share)	$ 0.000042	£ 0.000032	$ 0.000042	$ 0.000042